Post-employment benefits - Text Details (Detail) - EUR (€) € in Millions		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Post-employment benefits [Line Items]
Percentage of unquoted assets			32.00%	29.00%
Actuarial assumption of mortality rates			0.10
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions			1%
Weighted average duration of defined benefit obligation			8 years	11 years
Employer contributions		€ 464
Current service cost, defined benefit plans		29
Interest expense (income), defined benefit plans		21
Wholly or partly funded defined benefit plans [member]
Post-employment benefits [Line Items]
Employer contributions		19
Unfunded defined-benefit plans [Member]
Post-employment benefits [Line Items]
Employer contributions		43
Defined contribution plans [Member]
Post-employment benefits [Line Items]
Employer contributions		402
Bottom of range [member]
Post-employment benefits [Line Items]
Increase in actuarial assumption of life expectancy after retirement				6 months
Top of range [member]
Post-employment benefits [Line Items]
Increase in actuarial assumption of life expectancy after retirement			1 year
Germany [Member]
Post-employment benefits [Line Items]
Actuarial assumption of mortality rates			0.93
Weighted average duration of defined benefit obligation			9 years
Employer contributions		7
Germany [Member] | Unfunded defined-benefit plans [Member]
Post-employment benefits [Line Items]
Employer contributions	€ 20
Germany [Member] | Bottom of range [member]
Post-employment benefits [Line Items]
Age			60
Germany [Member] | Top of range [member]
Post-employment benefits [Line Items]
Age			85
United States of America [Member]
Post-employment benefits [Line Items]
Weighted average duration of defined benefit obligation			8 years
Employer contributions		0
United States of America [Member] | Unfunded defined-benefit plans [Member]
Post-employment benefits [Line Items]
Employer contributions		11
United States of America [Member] | Defined contribution plans [Member]
Post-employment benefits [Line Items]
Employer contributions		153
Other countries [Member]
Post-employment benefits [Line Items]
Weighted average duration of defined benefit obligation			8 years
Employer contributions		12
Other countries [Member] | Unfunded defined-benefit plans [Member]
Post-employment benefits [Line Items]
Employer contributions		12
Other countries [Member] | Defined contribution plans [Member]
Post-employment benefits [Line Items]
Employer contributions		63
Netherlands [Member] | Defined contribution plans [Member]
Post-employment benefits [Line Items]
Employer contributions		€ 186